INVESTMENTS IN ASSOCIATES	12 Months Ended
Dec. 31, 2017
INVESTMENTS IN ASSOCIATES
INVESTMENTS IN ASSOCIATES

7. INVESTMENTS IN ASSOCIATES

        The Group's investments in associates (all accounted for using the equity method) comprised the following:

	Country of operations	Operating activity	December 31, 2017	December 31, 2016
MTS Belarus	Belarus	telecommunications	3,660	4,303
MTS Bank	Russia	banking	2,902	3,592
Equity investments in other unquoted companies	Russia	e-commerce, digital TV, asset management, etc.	2,890	2,656

Total investments in associates			9,452	10,551

        The reconciliation of summarised financial information of MTS Belarus to the carrying amount of the Group's interest in associate is presented as follows:

	December 31, 2017	December 31, 2016
Assets
Non-current assets	9,819	9,414
Current assets	8,117	6,800

Liabilities
Non-current liabilities	(703)	(0)
Current liabilities	(9,764)	(7,433)

Total identifiable net assets	7,469	8,781

The Group's share in associate	49%	49%
The Group's share of identifiable net assets	3,660	4,303
Carrying amount of the Group's interest	3,660	4,303

        The Group's share in the profit of MTS Belarus was included in operating share of the profit of associates in the accompanying consolidated statement of profit or loss. The composition of the Group's share of income of MTS Belarus is as follows:

	Year ended December 31,
	2017	2016	2015
Revenue	(23,037)	(22,256)	(20,886)
Net profit for the year	(6,552)	(6,356)	(7,054)
The Group's share of the profit of the associate for the year	(3,210)	(3,115)	(3,456)
Other comprehensive loss for the year (currency translation adjustment)	525	2,292	3,110
Total comprehensive income for the year	(6,027)	(4,064)	(3,944)
The Group's share of total comprehensive income of the associate for the year	(2,953)	(1,991)	(1,933)
Dividends received	3,590	2,795	3,269

        The reconciliation of summarized financial information of MTS Bank to the carrying amount of the Group's interest in associate is presented below:

	December 31, 2017	December 31, 2016
Total assets	142,405	166,594
Total liabilities	(121,169)	(137,627)
Non-controlling interests	—	(3,339)

Total identifiable net assets attributable to the Group	21,236	25,628

The Group's share in associate	26,6%	26,6%
The Group's share of identifiable net assets	6,127	6,817
Impairment of investment in associate	(3,225)	(3,225)

Carrying amount of the Group's interest	2,902	3,592

        In February 2016, MTS Bank placed 3,588,304 additional ordinary shares. The Group acquired 946,347 shares in the placement for a total consideration of RUB 1,325 million. As the result of the transaction, the Group's share in MTS Bank decreased from 27.0% to 26.8%.

        In November 2016, MTS Bank placed 10,000,000 additional ordinary shares. The Group acquired 2,637,310 shares in the placement for a total consideration of RUB 2,769 million. As the result of the transaction, the Group's share in MTS Bank decreased from 26.8% to 26.6%.

        In May 2017 MTS Bank disposed of a 47% stake in East-West United Bank to Sistema, retaining less than 20% and losing control. Consequently, the accumulated foreign currency translation reserve in the amount of RUB 659 million was derecognized from the accumulated other comprehensive income of the Group.

        The Group's share in the net losses of MTS Bank was included in the non-operating share of the loss of the associates in the accompanying consolidated statement of profit or loss. The composition of the Group's share of loss of MTS Bank is as follows:

	Year ended December 31,
	2017	2016	2015
Total interest income	(14,204)	(16,555)	(20,455)
Total interest expense	6,505	8,364	9,691
Net loss for the year	593	4,495	15,371
The Group's share of the loss of the associate for the year	109	1,179	4,078
Other comprehensive loss / (income) for the year	2,000	1,614	(1,251)
Total comprehensive loss for the year	2,593	6,109	14,120
The Group's share of the total comprehensive loss for the year	690	1,608	3,737

        The Group holds less than 20% of the equity interests in OZON Holdings Limited, nevertheless it determined that it has significant influence over the investee based on direct and indirect ownership of equity shares, representation on the investee's Board of Directors and certain veto rights related to matters intersecting with the Group's interests.

        In September, 2017 the Group acquired 5,193 additional ordinary shares of OZON Holdings Limited for a total consideration of RUB 19 million. As the result of the transaction, the Group's share in OZON Holdings Limited increased from 10.8% to 10.96%.

        In October, 2017 the Group acquired 7,698 additional ordinary shares for a total consideration of RUB 28 million. As the result of the transaction, the Group's share in OZON Holdings Limited increased from 10.96% to 11.19%.

        In September, 2017 the Group acquired 30% ownership interest in Sistema Capital, a trust management company, by making a cash contribution of RUB 356 million into its authorized share capital.

        The following table is the aggregate financial information of investments in the other individually insignificant associates, held by the Group:

	Year ended December 31,
	2017	2016	2015
Net loss/(profit) for the year	1,760	1,172	(1,079)
The Group's share of the loss/(profit) of the associate for the year	327	108	(297)
Other comprehensive income for the year	—	—	—
Total comprehensive loss/(income) for the year	1,760	1,172	(1,079)
The Group's share of total comprehensive loss/(income) of the associate for the year	327	108	(297)